Description of the Plan - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual compensation limitation amount	$ 350,000	$ 345,000
Percentage of before-tax contributions of eligible compensation	75.00%
Matching contribution percentage	100.00%
Percentage of participants contribution	6.00%
Employee benefit plan participant contribution automatic deferral rate limit percentage	15.00%	10.00%
Employee benefit plan participant contribution pre-tax and roth limit amount	$ 23,500	$ 23,000
Employee benefit plan, investment contributions increments percentage	1.00%
Employee benefit plan contribution vesting description	Active participants vest in the Age-Weighted Contribution at a rate of 34% after one year of eligible service, 67% after two years of eligible service and 100% after three years. Participants also will become 100% vested if their participation in the Plan ends due to retirement on or after age 55, total and permanent disability, or death.
Employee benefit plan, notes receivable from participant, minimum loan, amount	$ 1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	100.00%
Employee benefit plan note receivable from participant account borrowing amount to account vested percentage	50.00%
Employee benefit plan, unused forfeited balances	$ 215,468	342,203
Employee benefit plan forfeited balance used to reduce Company contribution	223,067	371,929
Age 50 - 59
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	7,500	7,500
Age 60
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	11,250
Age 61
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	11,250
Age 62
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	11,250
Age 63
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	$ 11,250
After One Year of Eligible Service
EBP, Description of Plan [Line Items]
Vest percentage	34.00%
Employee benefit plan number of years of service to be eligible for thirty four percent of employer contribution	1 year
After Two Years of Eligible Service
EBP, Description of Plan [Line Items]
Vest percentage	67.00%
Employee benefit plan number of years of service to be eligible for sixty seven percent of employer contribution	2 years
After Three Years of Eligible Service
EBP, Description of Plan [Line Items]
Vest percentage	100.00%
Employee benefit plan number of years of service to be eligible for hundred percent of employer contribution	3 years
Participation Ends Due to Retirement or After Age 55
EBP, Description of Plan [Line Items]
Vest percentage	100.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage on employee eligible compensation	6.00%
Percentage of increase in plan participants contribution per year	14.00%
Employee benefit plan self-directed brokerage account investment election limit percentage	50.00%
EBP, automatic distribution amount in the event of the separated participant	$ 7,000	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Percentage of increase in plan participants contribution per year	0.00%